Notes to the Statements of Comprehensive Loss	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Notes to the statements of comprehensive loss

Note 14 - Notes to the statements of comprehensive loss

A.	Research and development expenses

	Year ended December 31,
	2022	2021	2020
Salary and related expenses (1)	11,297	9,152	7,889
Consulting and professional services	6,498	6,122	1,560
Subcontractors	1,485	1,772	48
Computer maintenance	553	515	325
Office maintenance	396	413	280
Car maintenance	300	347	278
Depreciation and amortization	507	458	205
Others	454	312	142
Less government grants (2)	-	(244)	(134)
Total	21,490	18,847	10,593
(1) Including share-based payment	362	486	564
(2) See Note 10 above.

B.	Selling and marketing expenses

	Year ended December 31,
	2022	2021	2020
Share-based payment (1)	-	1,456	2,044
Salary and related expenses	1,062	437	-
Others	529	538	355
Total	1,591	2,431	2,399

(1)	On August 8, 2019, the Company signed a service agreement with a certain service provider (the “Service Provider”), under which the service provider was required to render advertising services over a period of time and at a monetary value of a defined volume and regarding various issues over a period of 15 months, commencing from October 1, 2019 through December 31, 2020 (the “Agreement”, the “Services” and the “Service Period”, respectively). In return for the Services, the Company undertook, inter alia, to allot to the service provider at the earlier of the end of the utilization by the Company of the Services or at the end of the Service Period shares of the Company which will constitute 6.5% of the issued and outstanding shares of the Company, on a fully diluted basis as was outstanding on April 1, 2019.

The estimated fair value of the Services amounted to NIS 3,500. The Company recognized share-based payment expenses regarding an equity interest settled transaction upon the actual receipt of the Services. Accordingly, advertising expenses were recorded proportionately, whereby they reflect an outline in which the Company made use of the advertising budget agreed upon as part of the Agreement.

C.	General and administrative expenses

	Year ended December 31,
	2022	2021	2020
Salaries and related expenses (1)(2)	2,292	2,747	3,115
Consulting and professional services	2,109	1,366	631
Directors fees	424	450	252
Office expenses	81	78	64
Insurance	908	118	55
Others	678	390	305
Total	6,492	5,149	4,422
(1) Including share-based payment	795	1,406	1,785
(2) Including salary of interested parties	1,984	2,457	2,466